UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21793

Name of Fund: BlackRock Enhanced Government Fund, Inc. (EGF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Enhanced Government Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2013

Date of reporting period: 03/31/2013

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2013 (Unaudited)	BlackRock Enhanced Government Fund, Inc. (EGF) (Percentages shown are based on Net Assets)

	Par (000)	Value
Asset-Backed Securities
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2005-FF2, Class M2, 0.64%, 3/25/35 (a)	$2,233	$2,184,251
Motor Plc, 1.29%, 2/25/20 (b)	252	252,780
Securitized Asset-Backed Receivables LLC Trust (a):
Series 2005-0P1, Class M2, 0.65%, 1/25/35	2,000	1,785,000
Series 2005-OP2, Class M1, 0.63%, 10/25/35	1,025	864,081
Total Asset-Backed Securities – 3.2%		5,086,112

Corporate Bonds
Energy Equipment & Services — 0.3%
Transocean, Inc.:
4.95%, 11/15/15	295	319,186
5.05%, 12/15/16	50	55,555
6.00%, 3/15/18	60	67,956
		442,697
Total Corporate Bonds – 0.3%		442,697

Municipal Bonds
State of California, GO, Various Purpose 3, Mandatory Put Bonds, 5.65%, 4/01/39	1,220	1,224,465
Total Municipal Bonds – 0.8%		1,224,465

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1.0%
Bank of America Mortgage Securities, Inc., Series 2003-J, Class 2A1, 3.19%, 11/25/33 (a)	218	217,797
Bear Stearns Alt-A Trust, Series 2004-13, Class A1, 0.94%, 11/25/34 (a)(b)	306	301,971
Homebanc Mortgage Trust, Series 2005-4, Class A1, 0.47%, 10/25/35 (a)	1,376	1,155,047
		1,674,815
Commercial Mortgage-Backed Securities — 0.5%
Commercial Mortgage Pass-Through Certificates, Series 2007-C9, Class A2, 5.80%, 12/10/49 (a)	272	271,301

	Par (000)	Value
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities (concluded)
Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A2, 5.59%, 9/15/40	$520	$519,318
		790,619
Interest Only Collateralized Mortgage Obligations — 0.1%
CitiMortgage Alternative Loan Trust, Series 2007-A5, Class 1A7, 6.00%, 5/25/37	409	101,875
Total Non-Agency Mortgage-Backed Securities – 1.6%		2,567,309

Preferred Securities
Capital Trusts
Diversified Financial Services — 0.3%
ZFS Finance (USA) Trust V, 6.50%, 5/09/67 (a)(b)	504	539,280
Electric Utilities — 1.4%
PPL Capital Funding, Inc., 6.70%, 3/30/67 (a)	2,000	2,125,000
Total Capital Trusts – 1.7%		2,664,280

	Shares
Trust Preferreds
Capital Markets — 1.3%
Morgan Stanley Capital Trust VIII, 6.45%, 4/15/67	80,000	2,009,600
Total Preferred Securities – 3.0%		4,673,880

	Par (000)
US Government Sponsored Agency Securities
Agency Obligations — 2.6%
Federal Farm Credit Bank, 4.55%, 6/08/20	$3,500	4,145,551
Collateralized Mortgage Obligations — 11.0%
Ginnie Mae Mortgage-Backed Securities, Class C (a):
Series 2005-87, 4.99%, 9/16/34	6,021	6,287,284

BLACKROCK ENHANCED GOVERNMENT FUND, INC.	MARCH 31, 2013 1

Schedule of Investments (continued)	BlackRock Enhanced Government Fund, Inc. (EGF) (Percentages shown are based on Net Assets)

	Par (000)	Value
US Government Sponsored Agency Securities
Collateralized Mortgage Obligations (concluded)
Ginnie Mae Mortgage-Backed Securities, Class C (a) (concluded):
Series 2006-3, 5.24%, 4/16/39	$10,000	$11,019,160
		17,306,444
Interest Only Collateralized Mortgage Obligations — 2.7%
Fannie Mae Mortgage-Backed Securities:
Series 2010-126, Class UI, 5.50%, 10/25/40	3,102	446,580
Series 2012-47, Class NI, 4.50%, 4/25/42	2,682	410,252
Series 2012-96, Class DI, 4.00%, 2/25/27	3,723	393,565
Series 2012-M9, Class X1, 4.08%, 12/25/17 (a)	5,858	930,412
Ginnie Mae Mortgage-Backed Securities (a):
Series 2006-30, Class IO, 0.33%, 5/16/46	3,376	106,181
Series 2009-78, Class SD, 6.00%, 9/20/32	3,107	576,686
Series 2011-52, Class NS, 6.47%, 4/16/41	8,464	1,467,132
		4,330,808
Mortgage-Backed Securities — 61.4%
Fannie Mae Mortgage-Backed Securities:
3.00%, 6/01/42 - 4/15/43 (d)	12,483	12,866,162
3.50%, 8/01/26 - 6/01/42	16,409	17,495,250
4.00%, 4/01/24 - 2/01/41	22,362	23,922,403
4.50%, 4/01/39 - 8/01/40	15,329	16,931,079
5.00%, 11/01/33 - 2/01/40	10,306	11,284,620
5.50%, 10/01/23 - 9/01/36 (c)	10,286	11,327,794
6.00%, 2/01/36 - 3/01/38	2,505	2,749,021
Freddie Mac Mortgage-Backed Securities, 4.50%, 5/01/34	398	427,077
Ginnie Mae Mortgage-Backed Securities, 5.00%, 11/15/35	17	18,167
		97,021,573
Total US Government Sponsored Agency Securities – 77.7%		122,804,376

US Treasury Obligations
US Treasury Bonds:
6.63%, 2/15/27	2,000	3,023,124
5.38%, 2/15/31	2,000	2,782,188
3.88%, 8/15/40 (e)	12,000	13,880,628

	Par (000)	Value
US Treasury Obligations
US Treasury Bonds (concluded):
4.38%, 5/15/41	$10,000	$12,545,310
3.75%, 8/15/41 (e)	10,000	11,309,380
US Treasury Notes:
0.25%, 1/31/14	300	300,246
0.38%, 11/15/15	10,000	10,015,620
0.75%, 6/30/17 (e)	4,000	4,023,124
3.13%, 5/15/21 (e)	10,000	11,260,160
1.75%, 5/15/22 (e)	2,000	2,005,782
Total US Treasury Obligations – 45.0%		71,145,562
Total Long-Term Investments (Cost – $198,157,165) – 131.6%		207,944,401

Short-Term Securities	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.09% (f)(g)	3,951,699	3,951,699
Total Short-Term Securities (Cost – $3,951,699) – 2.5%		3,951,699
Total Investments Before TBA Sale Commitments and Options Written (Cost – $202,108,864*) – 134.1%		211,896,100

	Par (000)
TBA Sale Commitments (d)
Fannie Mae Mortgage-Backed Securities:
3.00%, 4/15/43	$3,600	(3,713,062)
5.50%, 4/15/43	6,100	(6,652,813)
Total TBA Sale Commitments (Proceeds – $10,336,734) – (6.6)%		(10,365,875)

Options Written
(Premiums Received – $480,000) – (0.3)%		(492,053)
Total Investments, Net of TBA Sale Commitments and Options Written – 127.2%		201,038,172
Liabilities in Excess of Other Assets – (27.2)%		(43,004,256)
Net Assets – 100.0%		$158,033,916

BLACKROCK ENHANCED GOVERNMENT FUND, INC.	MARCH 31, 2013 2

Schedule of Investments (continued)	BlackRock Enhanced Government Fund, Inc. (EGF)

*	As of March 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:
	Tax cost	$202,108,864
	Gross unrealized appreciation	$10,859,466
	Gross unrealized depreciation	(1,072,230)
	Net unrealized appreciation	$9,787,236

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of security has been pledged as collateral in connection with swaps.
(d)	Represents or includes a TBA transaction. Unsettled TBA transactions as of March 31, 2013 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	$7,312,859	$(8,282)
JPMorgan Chase & Co.	$(6,652,813)	$(16,203)

(e)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.
(f)	Investments in issuers considered to be an affiliate of the Fund during the period ended March 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at March 31, 2013	Shares Purchased	Shares Sold	Shares Held at March 31, 2013	Value at March 31, 2013	Income	Realized Gain/Loss
BlackRock Liquidity Funds, TempFund, Institutional Class	10,928,321	(6,976,622)	—	3,951,699	$3,951,699	$1,716	$—

(g)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

GO	General Obligation Bonds
LIBOR	London Interbank Offered Rate
TBA	To Be Announced

•	For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BLACKROCK ENHANCED GOVERNMENT FUND, INC.	MARCH 31, 2013 3

Schedule of Investments (continued)	BlackRock Enhanced Government Fund, Inc. (EGF)

•	Reverse repurchase agreements outstanding as of March 31, 2013 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Credit Suisse Securities (USA) LLC	0.16%	8/22/12	Open	$14,580,000	$14,594,386
Deutsche Bank AG	0.16%	12/11/12	Open	4,045,000	4,048,367
Credit Suisse Securities (USA) LLC	0.22%	12/13/12	Open	11,962,500	11,970,468
Bank of America Corp.	0.22%	12/10/12	Open	11,475,000	11,482,854
Bank of America Corp.	0.22%	3/01/13	Open	2,015,000	2,015,382
Total				$44,077,500	$44,111,457

[1] Certain agreements have no stated maturity and can be terminated by either party at any time.

•	Over-the-counter interest rate swaptions written as of March 31, 2013 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)	Market Value
2-Year Interest Rate Swap	Royal Bank of Scotland Group Plc	Call	0.42%	Pays	3-month LIBOR	4/29/13	$50,000	$(24,167)
5-Year Interest Rate Swap	Royal Bank of Scotland Group Plc	Call	0.95%	Pays	3-month LIBOR	4/29/13	$50,000	(97,757)
10-Year Interest Rate Swap	Royal Bank of Scotland Group Plc	Call	2.00%	Pays	3-month LIBOR	4/29/13	$30,000	(176,567)
30-Year Interest Rate Swap	Royal Bank of Scotland Group Plc	Call	2.95%	Pays	3-month LIBOR	4/29/13	$15,000	(193,562)
Total								$(492,053)

•	Interest rate swaps outstanding as of March 31, 2013 were as follows:

Fixed Rate	Floating Rate	Counterparty/Exchange	Expiration Date	Notional Amount (000)	Unrealized Depreciation
5.96%[1]	3-Month LIBOR	Deutsche Bank AG	12/27/37	$23,900	$(13,263,803)
Total

1 Fund pays the fixed rate and receives the floating rate.

BLACKROCK ENHANCED GOVERNMENT FUND, INC.	MARCH 31, 2013 4

Schedule of Investments (continued)	BlackRock Enhanced Government Fund, Inc. (EGF)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

	•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following tables summarize the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments:
Asset-Backed Securities	—	$5,086,112	—	$5,086,112
Corporate Bonds	—	442,697	—	442,697
Municipal Bonds	—	1,224,465	—	1,224,465
Non-Agency Mortgage-Backed Securities.	—	2,567,309	—	2,567,309
Preferred Securities	$2,009,600	2,664,280	—	4,673,880
US Government Sponsored Agency Securities	—	122,804,376	—	122,804,376
US Treasury Obligations	—	71,145,562	—	71,145,562
Short-Term Securities	3,951,699	—	—	3,951,699
Liabilities:
TBA Sale Commitments	—	(10,365,875)	—	(10,365,875)
Total	$5,961,299	$195,568,926	—	$201,530,225

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Interest rate contracts	—	$(13,755,856)	—	$(13,755,856)

[1]	Derivative financial instruments are swaps and options written. Swaps are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

BLACKROCK ENHANCED GOVERNMENT FUND, INC.	MARCH 31, 2013 5

Schedule of Investments (concluded)	BlackRock Enhanced Government Fund, Inc. (EGF)

Certain of the Fund’s assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes. As of March 31, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged as collateral for swaps	$14,140,000	—	—	$14,140,000
Foreign currency at value	794	—	—	794
Liabilities:
Reverse repurchase agreements	—	$(44,077,500)	—	(44,077,500)
Total	$14,140,794	$(44,077,500)	—	$(29,936,706)

There were no transfers between levels during the period ended March 31, 2013.

BLACKROCK ENHANCED GOVERNMENT FUND, INC.	MARCH 31, 2013 6

Item 2 –	Controls and Procedures
2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3 –	Exhibits
Certifications – Attached hereto
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Enhanced Government Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Government Fund, Inc.

Date: May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Government Fund, Inc.

Date: May 24, 2013

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Enhanced Government Fund, Inc.

Date: May 24, 2013